Risk/Return Summary - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Dividend ETF for Rising Rates	Nov. 10, 2023
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Dividend ETF for Rising Rates, Fidelity® High Dividend ETF, Fidelity® Low Volatility Factor ETF, Fidelity® Momentum Factor ETF, Fidelity® Quality Factor ETF, Fidelity® Small-Mid Multifactor ETF, Fidelity® Stocks for Inflation ETF, Fidelity® U.S. Multifactor ETF, and Fidelity® Value Factor ETF November 29, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses